Derivative Instruments (Details) - Interest rate swap contracts - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Derivative Instruments
Notional amount	$ 421.2	$ 417.9
Carrying amount of derivative asset	$ 6.2	$ 13.3